Income Taxes - Summary of Temporary Difference, Unused Tax Losses And Unused Tax Credits (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in OCI	SFr 0	SFr 0
Recognized in profit or loss	(13,503)	(4,977)
Opening balance	495	1,737
Recognized in OCI	0	0
Recognized in profit or loss	94	(1,242)
Closing balance	589	495
Opening balance	20,736	25,504
Recognized in profit or loss		(4,768)
Closing balance		20,736
Opening balance	20,736	25,504
Recognized in profit or loss	(13,370)	(4,768)
Closing balance	7,366	20,736
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	495	1,206
Recognized in OCI	0	0
Recognized in profit or loss	94	(711)
Closing balance	589	495
Opening balance	22,000
Closing balance	24,000	22,000
Defined benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	0	247
Recognized in OCI		0
Recognized in profit or loss		(247)
Closing balance		0
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	0	280
Recognized in OCI		0
Recognized in profit or loss		(280)
Closing balance		0
Opening balance	20,736
Recognized in profit or loss	(13,370)
Closing balance	7,366	20,736
Leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	SFr 0	4
Recognized in OCI		0
Recognized in profit or loss		(4)
Closing balance		SFr 0